Interim Consolidated Statements of Operations, Comprehensive Loss and Deficit - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
EXPENSES
Accounting, audit and legal	$ 13,703	$ 23,593	$ 59,914	$ 43,193
Consulting expense	41,838	63,094	215,110	108,094
Investor relations expense	0	0	0	631
Finders fees	26,881	0	86,697	0
Filing and transfer agent fees	4,341	1,592	16,168	9,458
Management fees	30,000	30,000	90,000	75,000
Administration expenses	7,243	0	7,243	16
Bank charges and interest	17,737	449	70,091	975
Project development costs	0	56,708	102,683	60,782
Total expenses	141,743	262,000	647,906	384,713
PROFIT (LOSS) BEFORE OTHER ITEMS	(141,743)	(262,000)	(647,906)	(384,713)
Foreign exchange (loss) gain	(56,171)	15,528	2,766	37,326
Gain on settlement of debt	0	0	0	514
NET PROFIT (LOSS) FOR THE PERIOD	(85,572)	(246,472)	(650,672)	(346,873)
Other comprehensive income	0	0	0	0
NET COMPREHENSIVE LOSS FOR THE PERIOD	$ (85,572)	$ (246,472)	$ (650,672)	$ (346,873)
POST-SHARE CONSOLIDATION
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	63,682,683	43,777,782	63,682,683	43,777,782
BASIC AND DILUTED (LOSS) PROFIT PER SHARE	$ (0.001)	$ (0.006)	$ (0.010)	$ (0.008)